Revenue and expenses (Schedule of detailed information about revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Copper	$ 873,339	$ 563,910
Zinc	301,086	264,106
Gold	246,562	180,949
Silver	26,932	25,986
Molybdenum	37,487	25,627
Other	7,454	5,619
Revenue from sale of goods	1,492,860	1,066,197
Non-cash streaming arrangement items
Amortization of deferred revenue - gold	37,788	27,854
Amortization of deferred revenue - silver	33,731	39,409
Amortization of deferred revenue - variable consideration adjustments - prior periods	1,617	6,668
Amortization of deferred revenue	73,136	73,931
Pricing and volume adjustments	(8,568)	9,178
Revenue excluding treatment and refining charges	1,557,428	1,149,306
Treatment and refining charges	(55,430)	(56,888)
Revenue	$ 1,501,998	$ 1,092,418